Long-term Notes and Loans Payable, Net - Summary of Loans Payable Balances as Follows (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Aug. 12, 2021
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 9,500	$ 9,711
Financing liability	96,917	97,797
Total borrowings and interest payable	506,417	507,508
Less: Unamortized debt issuance costs	(18,550)	(22,501)
Less: Short-term borrowings and interest payable	(9,500)	(9,711)
Less: Current portion of financing liability	(9,312)	(10,217)
Total Long-term notes and loans payable, net	469,055	465,079
Senior Loan
Disclosure of detailed information about borrowings [line items]
Senior Loan	$ 400,000	$ 400,000	$ 400,000